Remittance Dates:
July 22, 2014 through August 20, 2014

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period:	October 29, 2013 through October 28, 2014
Remittance Dates:	July 22, 2014 through August 20, 2014

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00570	per kWh	$3,373,858.8	$3,359,206.13
2	Small General Service	$0.00840	per kWh	$250,103.08	$249,703.88
3	General Service	$0.00410	per kWh	$1,296,465.16	$1,295,682.11
4	Large General Service	$0.00196	per kWh	$259,586.26	$259,543.41
5	Large Industrial Power Service	$0.17831	per kW	$185,239.75	$185,239.75
6	Economic As-Available Service	$0.00468	per kWh	$—	$—
7	Standby and Maintenance Service	$0.01947	per kW	$9,184.42	$9,184.42
8	Street and Outdoor Lighting	$0.02211	per kWh	$155,897.55	$153,999.96
9	Total			$5,530,335.02	$5,512,559.66

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$5,512,559.66
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$5,512,559.66

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of August 2014.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer

Remittance Dates:
August 21, 2014 through September 18, 2014

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period:	October 29, 2013 through October 28, 2014
Remittance Dates:	August 21, 2014 through September 18, 2014

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00570	per kWh	$3,500,872.91	$3,485,668.6
2	Small General Service	$0.00840	per kWh	$257,215.09	$256,804.58
3	General Service	$0.00410	per kWh	$1,336,600.5	$1,335,793.18
4	Large General Service	$0.00196	per kWh	$265,455.29	$265,411.5
5	Large Industrial Power Service	$0.17831	per kW	$189,665.39	$189,665.39
6	Economic As-Available Service	$0.00468	per kWh	$—	$—
7	Standby and Maintenance Service	$0.01947	per kW	$9,209.52	$9,209.52
8	Street and Outdoor Lighting	$0.02211	per kWh	$157,237.76	$155,323.85
9	Total			$5,716,256.46	$5,697,876.62

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$5,697,876.62
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$5,697,876.62

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 18th day of September 2014.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer

Remittance Dates:
September 19, 2014 through October 20, 2014

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period:	October 29, 2013 through October 28, 2014
Remittance Dates:	September 19, 2014 through October 20, 2014

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00570	per kWh	$3,613,849.73	$3,598,154.78
2	Small General Service	$0.00840	per kWh	$258,589.73	$258,177
3	General Service	$0.00410	per kWh	$1,402,362.92	$1,401,515.9
4	Large General Service	$0.00196	per kWh	$273,800.61	$273,755.45
5	Large Industrial Power Service	$0.17831	per kW	$189,436.15	$189,436.15
6	Economic As-Available Service	$0.00468	per kWh	$—	$—
7	Standby and Maintenance Service	$0.01947	per kW	$9,209.52	$9,209.52
8	Street and Outdoor Lighting	$0.02211	per kWh	$157,537.62	$155,620.09
9	Total			$5,904,786.28	$5,885,868.89

10	Results of Annual Reconciliation (if applicable):
11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$5,885,868.89
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$5,885,868.89

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of October 2014.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Assistant Treasurer

Remittance Dates:
October 21, 2014 through November 19, 2014

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period:	October 29, 2013 through October 28, 2014
Remittance Dates:	October 21, 2014 through November 19, 2014

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00570	per kWh	$2,756,839.48	$2,744,866.54
2	Small General Service	$0.00840	per kWh	$228,094.53	$227,730.49
3	General Service	$0.00410	per kWh	$1,240,615.09	$1,239,865.77
4	Large General Service	$0.00196	per kWh	$257,699.85	$257,657.33
5	Large Industrial Power Service	$0.17831	per kW	$190,974.17	$190,974.17
6	Economic As-Available Service	$0.00468	per kWh	$—	$—
7	Standby and Maintenance Service	$0.01947	per kW	$9,209.52	$9,209.52
8	Street and Outdoor Lighting	$0.02211	per kWh	$157,858.45	$155,936.99
9	Total			$4,841,291.09	$4,826,240.81

10	Results of Annual Reconciliation (if applicable):
11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$4,826,240.81
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$4,826,240.81

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 19th day of November 2014.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer

Remittance Dates:
November 20, 2014 through December 18, 2014

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period:	October 29, 2014 through October 28, 2015
Remittance Dates:	November 20, 2014 through December 18, 2014

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00542	per kWh	$2,018,325.43	$2,009,559.83
2	Small General Service	$0.00744	per kWh	$174,385.32	$174,107
3	General Service	$0.00417	per kWh	$1,109,836.45	$1,109,166.09
4	Large General Service	$0.00219	per kWh	$268,595.26	$268,550.93
5	Large Industrial Power Service	$0.16756	per kW	$174,269.5	$174,269.5
6	Economic As-Available Service	$0.01124	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02918	per kW	$13,822.04	$13,822.04
8	Street and Outdoor Lighting	$0.02288	per kWh	$164,139.46	$162,141.58
9	Total			$3,923,373.46	$3,911,616.97

10	Results of Annual Reconciliation (if applicable):
11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,911,616.97
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,911,616.97

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 18th day of December 2014.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer

Remittance Dates:
December 22, 2014 through January 21, 2015

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period:	October 29, 2014 through October 28, 2015
Remittance Dates:	December 22, 2014 through January 21, 2015

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00542	per kWh	$2,182,409.87	$2,172,931.65
2	Small General Service	$0.00744	per kWh	$180,019.88	$179,732.54
3	General Service	$0.00417	per kWh	$1,077,639.72	$1,076,988.83
4	Large General Service	$0.00219	per kWh	$257,856.45	$257,813.9
5	Large Industrial Power Service	$0.16756	per kW	$172,653.19	$172,653.19
6	Economic As-Available Service	$0.01124	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02918	per kW	$13,822.04	$13,822.04
8	Street and Outdoor Lighting	$0.02288	per kWh	$164,463.26	$162,461.41
9	Total			$4,048,864.41	$4,036,403.56

10	Results of Annual Reconciliation (if applicable):
11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$4,036,403.56
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$4,036,403.56

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of January 2015.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer